Offerings	Oct. 06, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon the conversion of preferred stock
Amount Registered | shares	3,679,000
Proposed Maximum Offering Price per Unit | $ / shares	10.47
Maximum Aggregate Offering Price	$ 38,519,130
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,319.49
Offering Note	Consists of 11,934,000 shares of Common Stock issuable upon the conversion of certain preferred stock, 1,125,000 shares of Common Stock issuable upon the exercise of certain warrants and 25,000 shares of Common Stock currently issued and outstanding, being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the closing price of the Company’s Common Stock reported on the Nasdaq Capital Market on October 3, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon the conversion of promissory notes into preferred stock
Amount Registered | shares	10,290,681
Proposed Maximum Offering Price per Unit | $ / shares	10.47
Maximum Aggregate Offering Price	$ 107,743,430.07
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,879.37
Offering Note	Consists of 11,934,000 shares of Common Stock issuable upon the conversion of certain preferred stock, 1,125,000 shares of Common Stock issuable upon the exercise of certain warrants and 25,000 shares of Common Stock currently issued and outstanding, being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the closing price of the Company’s Common Stock reported on the Nasdaq Capital Market on October 3, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon the exercise of warrants
Amount Registered | shares	1,125,000
Proposed Maximum Offering Price per Unit | $ / shares	10.47
Maximum Aggregate Offering Price	$ 11,778,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,626.65
Offering Note	Consists of 11,934,000 shares of Common Stock issuable upon the conversion of certain preferred stock, 1,125,000 shares of Common Stock issuable upon the exercise of certain warrants and 25,000 shares of Common Stock currently issued and outstanding, being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the closing price of the Company’s Common Stock reported on the Nasdaq Capital Market on October 3, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon the conversion of preferred stock
Amount Registered | shares	25,000
Proposed Maximum Offering Price per Unit | $ / shares	10.47
Maximum Aggregate Offering Price	$ 261,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 36.15
Offering Note	Consists of 11,934,000 shares of Common Stock issuable upon the conversion of certain preferred stock, 1,125,000 shares of Common Stock issuable upon the exercise of certain warrants and 25,000 shares of Common Stock currently issued and outstanding, being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the closing price of the Company’s Common Stock reported on the Nasdaq Capital Market on October 3, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.